Bonds and Securities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Bonds and securities		R$ 431,056	R$ 361,058
Bonds and securities, current		93	16,121
Bonds and securities, noncurrent		R$ 430,963	344,937
Quotas In Funds [Member]
IfrsStatementLineItems [Line Items]
Index	[1]	CDI
Bonds and securities	[1]	R$ 353,454	284,852
Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Index		96% to 101% of CDI
Bonds and securities		R$ 77,602	61,635
National Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Index		10.92% p.a.
Bonds and securities			R$ 14,571

[1]	These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES.